COMMON STOCK	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
COMMON STOCK

NOTE 6 – COMMON STOCK

On July 8, 2024, the Common Stock and warrants began trading on Nasdaq under the ticker symbols “SDST” and “SDSTW”, respectively.

Each share of Common Stock is entitled to one vote. The holders of Common Stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors (the “Board”), subject to prior rights of the convertible preferred stockholders. Shares of Common Stock issued and outstanding on the consolidated balance sheet and consolidated statement of stockholders’ deficit includes shares related to restricted stock that are subject to repurchase.

The Company is authorized to issue 700,000,000 and 100,000,000 shares, par value of $0.0001 per share, of Common Stock and Preferred stock, respectively. At December 31, 2025, the Company had 9,869,558 shares of Common Stock issued and outstanding. Not reflected in the shares issued and outstanding as of December 31, 2025, is approximately 67,000 shares of Common Stock related to shares issued to a vendor and restricted stock units that vested in 2025, but have not yet been settled and issued. As of December 31, 2024, the Company had 4,773,628 shares of common stock, par value $0.0001, issued and outstanding.

Common Stock Purchase Agreement

On October 7, 2024, the Company entered into the Prior B. Riley Agreements. Pursuant to the Prior B Riley Agreements, the Company has the right, in its sole discretion, to sell to B. Riley Principal Capital II, LLC up to the lesser of (i) $50.0 million of Common Stock, and (ii) the Exchange Cap (as defined below) (subject to certain conditions and limitations), from time to time during the 36-month term of the Prior B. Riley Agreements. Under the applicable NASDAQ rules, the Company may not issue to B. Riley Principal Capital II under the Prior B. Riley Agreements more than 9,569,700 shares of Common Stock, which number of shares is equal to 19.99% of the common shares outstanding immediately prior to the execution of the Prior B. Riley Agreements unless certain exceptions are met (the “Exchange Cap”). The purchase price of the shares of common stock were determined by reference to the VWAP of the common stock during the applicable purchase date, less a fixed 3% discount to such VWAP. Additionally, B. Riley Principal Capital II cannot acquire shares that would result in its beneficial ownership exceeding 4.99% of Stardust Power’s outstanding shares. The Exchange Cap does not apply if the average share price exceeds $77.020 per share but will remain in place if this threshold is not met and stockholder approval is not obtained. The Company evaluated this common stock purchase agreement to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting as a derivative. The Company has analyzed the terms of the freestanding purchased put right and has concluded that it had insignificant value as of December 31, 2024.

Upon executing the Prior B. Riley Agreements, the Company also issued 6,369 shares of Common Stock called Commitment Shares to B. Riley Principal Capital II, LLC as a consideration for this agreement. These shares, valued at $78.5 each (based on Nasdaq’s closing price on October 4, 2024), represent 1.0% of B. Riley Principal Capital II’s $50 million purchase commitment under the agreement. The cost of this on the effective date of the purchase agreement was $500,000 and is a component of finance charges in the accompanying consolidated statements of operations for the year ended December 31, 2024. Regarding the aforementioned commitment shares, the Prior B. Riley Agreements specifies the following:

a)	If B. Riley Principal Capital II’s resale of the Commitment Shares yields less than $500,000 by specified dates, the Company may need to pay up to $500,000 in cash (“make-whole” payment)
b)	No cash payment will be made if B. Riley Principal Capital II net proceeds from reselling the shares meet or exceed $500,000.
c)	If B. Riley Principal Capital II’s resale proceeds exceed $500,000, it will pay the Company 50% of the amount above $500,000.

Under the terms of the Prior B. Riley Agreements, if the aggregate proceeds received by B. Riley Principal Capital II from its resale of the Commitment Shares is less than $500,000 then, upon notice by B. Riley Principal Capital II, the Company must pay the difference between $500,000, and the aggregate proceeds received by B. Riley Principal Capital II from its resale of the Commitment Shares. On December 31, 2024, the fair market value of the Commitment Shares was $227,989. Therefore, the Company’s make-whole obligation was $272,011, and this amount was recorded in Accrued expenses and other current liabilities in the accompanying consolidated balance sheet as at December 31, 2024.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company agreed to reimburse B. Riley Principal Capital II, LLC an amount of $75,000 for legal fees related to the Prior B. Riley Agreements, with $25,000 paid upfront and $50,000 withheld by B. Riley Principal Capital II, LLC from 50% of the purchase price of shares acquired in initial and subsequent purchases under the agreement until the full amount is covered. If the $50,000 is not fully withheld by December 31, 2025, or upon agreement termination, the Company must pay the remaining balance in cash. Additionally, the Company will reimburse up to $5,000 per fiscal quarter for B. Riley Principal Capital II, LLC’s legal fees related to due diligence and related matters.

The Company issued 638,048 shares of Common Stock through December 31, 2025, aggregating to net proceeds of $2,069,685 under the Prior B. Riley Agreements.

On December 11, 2025, the Company entered into a letter agreement with B. Riley Principal Capital II, pursuant to which the parties mutually agreed to terminate the Prior B. Riley Agreements. As part of the termination, the Company agreed to satisfy the make-whole payment as per the terms of the Prior B. Riley Agreements of $471,942, in three equal portions: (i) through the issuance of restricted common stock priced at $4.40 per share and subject to resale registration, (ii) in cash upon the Company’s next equity or convertible financing, and (iii) in connection with a future equity line, at-the-market program, or similar financing that the Company is currently working on with the Investor or its affiliate, or otherwise in cash if unpaid by September 30, 2026. On December 15, 2025, the Company issued 35,753 shares of common stock (“Settlement Shares”) to B. Riley Principal Capital II to satisfy one-third of the make-whole payment as per the terms of the Agreement. As of December 31, 2025, the fair value of the Settlement Shares was $109,405 which was less than one-third of the make whole obligation of $157,315. Accordingly, the Company recorded an accrual of $47,910 representing the differential between the fair value of the Settlement Shares as of December 31, 2025, and one-third of the make-whole obligation. As of December 31, 2025, the total make-whole obligation balance amounted to $362,538 and is included in accrued expenses and other current liabilities in the accompanying consolidated balance sheets. The change in the fair value of the make-whole obligation is recorded as a component of finance charges in the accompanying consolidated statements of operations for the year ended December 31, 2025.

Subsequent to year end, on February 12, 2026, the Company entered into the B. Riley Agreements with B. Riley Principal Capital II, the selling stockholder. Upon the terms and subject to the satisfaction of the conditions set forth in the B. Riley Purchase Agreement, the Company will have the right, in its sole discretion, to sell up to $10,000,000 of Common Stock to B. Riley Principal Capital II, subject to certain conditions and limitations contained in the B. Riley Purchase Agreement, from time to time during the term of the B. Riley Purchase Agreement. Sales of Common Stock pursuant to the B. Riley Purchase Agreement, and the timing of any sales, are solely at the option of the Company. The Company is under no obligation to sell any securities to B. Riley Principal Capital II under the Purchase Agreement. As of the date of this filing, the Company has issued 29,067 shares of Common Stock aggregating to net proceeds of $94,193. The Company is currently evaluating the appropriate accounting treatment for the B. Riley Agreements.

Public Offering and Warrant Inducement

On January 27, 2025, the Company consummated a public offering of 479,200 shares of Common Stock and accompanying warrants to purchase up to 479,200 shares of Common Stock at a public offering price of $12.00 per share and warrant, generating aggregate gross proceeds of $5,750,400 before offering expenses of $1,159,331. The common stock purchase warrants, exercisable at $13.00 per share and expiring five years from issuance, were issued under an effective registration statement on Form S-1 (File No. 333-284298) filed by the Company with the SEC under the Securities Act of 1933, as amended (the “Securities Act”) that became effective on January 23, 2025. The Company evaluated the common stock purchase warrants issued under this public offering to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that the warrants are freestanding and are indexed to the Company’s own stock and are classified as equity.

On March 16, 2025, the Company entered into the Inducement Letter with the Exercising Holder providing for the immediate cash exercise of outstanding warrants to purchase 479,200 shares of the Company’s Common Stock at a reduced exercise price of $6.20 per share. In order to further incentivize the early exercise of these outstanding warrants, the Company also agreed to issue Inducement Warrants to purchase up to 958,400 shares of Common Stock at an exercise price of $7.00 per share, subject to shareholder approval and Nasdaq rules. Pursuant to the Inducement Letter, the warrant holders exercised the outstanding warrants on March 18, 2025, and the Company received gross proceeds of $2,971,040 before cash offering expenses of $172,841. In connection with the Inducement Letter, the Company entered into a financial advisory services agreement with the placement agent, pursuant to which the Company agreed to pay a cash fee of 4% of the cash proceeds raised in the offering, in addition to reimbursement for certain expenses.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company evaluated the common stock purchase warrants issued under this inducement offer to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that the warrants are freestanding and are indexed to the Company’s own stock and are classified as equity. The Company recognized the incremental fair value due to effect of the modification of approximately $2,108,480 as an equity issuance cost and charged the same against proceeds. The incremental fair value of the warrants resulting from the modification (comprising of decrease in exercise price from $13.00 to $6.20 per share and the issue of additional 9,584,000 warrants) was measured as the excess of the fair value of the modified warrants over the fair value of the original warrants immediately before modification. The Company estimated the fair value of the warrants immediately before the modification and the fair value of the New Inducement Warrants after the modification using the Black-Scholes valuation model with an expected term of 5.00 years, expected volatility of 75%, dividend yield of 0%, and risk-free interest rate of 4.11%.

On October 30 2025, the Company entered into the Exchange Agreement with the Exercising Holder. Pursuant to the Exchange Agreement, the Exercising Holder agreed to irrevocably exchange the Warrant Shares, for newly issued shares of Common Stock at an exchange ratio of 1.31 Warrant Shares for 1 share of Common Stock, resulting in the issuance to the Exercising Holder of 730,689 shares of Common Stock at closing with no other payment or any other additional consideration from the investor. At the Closing, the Existing Warrants were surrendered for cancellation, deemed automatically cancelled and retired in full, and all rights, liabilities and obligations thereunder were discharged in full. In connection with the Exchange Agreement, the Company incurred a fee of $75,000 that was incremental and directly attributable to the execution of the warrant exchange transaction which resulted in the issuance of common stock. This fee was settled in cash and recorded as a reduction to APIC during the year ended December 31, 2025.

On June 18, 2025, the Company consummated a public offering of 2,150,000 shares of Common Stock at a public offering price of $2.00 per share, generating aggregate gross proceeds of approximately $4,300,000 before underwriting discounts and other offering expenses. The offering was conducted pursuant to a firm commitment underwriting agreement entered into with the underwriters, on June 17, 2025. The offering was made under an effective registration statement on Form S-1 (File No. 333-287939), which was declared effective by the SEC on June 16, 2025. In connection with the offering, the Company granted the underwriter a 45-day option to purchase up to an additional 322,500 shares of Common Stock to cover over-allotments, if any. On June 25, 2025, the underwriter partially exercised the over-allotment option, purchasing an additional 110,000 shares at the same public offering price, resulting in additional gross proceeds of approximately $220,000. After giving effect to the partial exercise of the over-allotment option, the aggregate gross proceeds from the offering increased to approximately $4,520,000, before deducting underwriting discounts and estimated offering expenses of $574,325.

KMX Licensing Agreement

On February 7, 2025 the Company executed the License Agreement with KMX. Under the terms of the License Agreement, KMX agreed to irrevocably license to the Company the use of KMX’s VMD Technology and associated KMX VMD Units for use in the Company’s refining and upstream operations. Among other obligations set forth in the License Agreement, the Company shall be required to exclusively purchase all KMX VMD Units from the Licensor during the term of the License Agreement on the terms and conditions set forth therein. The License Agreement grants the Company the exclusive right to sub license, use, market, sell and operate KMX’s VMD Technology across the United States, Canada and select international markets. As a consideration for this license, the Company agreed to pay KMX a royalty comprised of 50,000 shares of Company Common Stock. The securities are being offered and sold by the Company pursuant to an exemption from the registration requirements of the Securities Act provided by Section 4(a)(2) and/or Regulation D promulgated thereunder, as a transaction not involving a public offering.

As of the License Agreement Effective Date, the license did not meet the recognition criteria for an intangible asset under U.S. GAAP, as it did not provide probable future economic benefits independent of the KMX VMD Units, which are expected to be acquired only upon the commencement of operations at the Company’s planned facility. Accordingly, the Company initially recognized a liability of $343,000 as other long-term liabilities, with a corresponding debit recorded as other long-term assets on the consolidated balance sheet as of December 31, 2025. On April 24, 2025, the Company issued the 50,000 shares of Common Stock to KMX in accordance with the terms of the License Agreement. As a result, the liability has been settled and the corresponding amounts were credited to equity and APIC as of December 31, 2025.

Private Placement Agreement

On December 31, 2024, the Company entered into binding term sheets with certain investors (“2024 Investors”) pursuant to which the Company has agreed to sell, and the 2024 Investors have agreed to purchase, Company securities for an aggregate amount of $550,000 (the “Private Placement”). The 2024 Investors have agreed to purchase, and the Company has agreed to issue and sell, up to $550,000 in shares of Common Stock at a price equal to 95% of the closing bid price of the Common Stock on the last trading day prior to the closing date for the Private Placement. In addition, each 2024 Investor will receive warrants representing the right, exercisable within five years of the closing date, to purchase up to 50% of the shares of Common Stock purchased by such 2024 Investor in the Private Placement, with 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00. The Company received proceeds of $425,000 in December 2024 and additional proceeds of $125,000 in January 2025 from certain 2024 Investors. The Company had accounted for this as Advance from PIPE investor for shares and warrants to be issued based on purchase agreement to be entered on the consolidated balance sheet as of December 31, 2024. On April 24, 2025, the Company issued 12,850 shares of Common Stock and 64,251 Warrants to the investors.

Vendor shares issuance, pending settlement

On October 30, 2025, the Company approved issuance of 65,000 shares of common stock to a vendor for services to be rendered over a period of 12 months. The shares fully vested upon issuance and will be expensed as services are received. The Company recognized consulting expense of $75,562 for the year ended December 31, 2025, and a prepaid expense of $226,688 as of December 31, 2025. The corresponding amounts were recorded as an increase to additional paid-in capital. The shares had not been issued as of December 31, 2025.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS